Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 157,364	$ 151,505	$ 138,183
Other comprehensive income (loss) net of tax:
Net unrealized gains (losses) on available-for-sale securities	22,656	(10,953)	(209,832)
Related tax benefit (expense)	(8,326)	4,025	77,113
Reclassification adjustment of net gains from sale of available-for-sale securities included in net income	0	0	95,234
Related tax benefit (expense)	0	0	(34,998)
Other comprehensive income (loss)	14,330	(6,928)	(72,483)
Comprehensive income	$ 171,694	$ 144,577	$ 65,700